Loss Per Share - Schedule of Basic and Diluted Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common shares [Member]
Earnings per share [Line Items]
Net loss attributable to shareholders	$ (66,926)
Weighted average number of shares outstanding	29,799,047
Basic and diluted loss per share	$ (2.25)
Preferred B shares [Member]
Earnings per share [Line Items]
Net loss attributable to shareholders		$ (15,516)	$ (2,380)
Weighted average number of shares outstanding		11,079,549	1,274,910
Basic and diluted loss per share		$ (1.40)	$ (1.87)
Preferred A shares [Member]
Earnings per share [Line Items]
Net loss attributable to shareholders		$ (10,910)	$ (14,384)
Weighted average number of shares outstanding		7,790,475	7,706,777
Basic and diluted loss per share		$ (1.40)	$ (1.87)
Common And Nonvoting Shares
Earnings per share [Line Items]
Net loss attributable to shareholders		$ (3,776)	$ (3,102)
Weighted average number of shares outstanding		2,695,898	1,661,231
Basic and diluted loss per share		$ (1.40)	$ (1.87)